Average Annual Total Returns - Class I		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.02%	3.02%	1.96%
Performance Inception Date	Jan. 01, 1980